Expense Example {- FundsManager 50% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-13 - FundsManager 50% Portfolio - VIP FundsManager 50% Portfolio-Investor VIP	May 27, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	230
5 years	407
10 years	$ 921